INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets:
Investments at fair value, available-for-sale debt securities	$ 40,322	$ 30,824
Level 3
Assets:
Investments at fair value, available-for-sale debt securities	$ 40,322	$ 30,824